SUPPLEMENT DATED JANUARY 15, 2009

TO PROSPECTUSES DATED OCTOBER 20, 2008
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, AND SUN LIFE FINANCIAL MASTERS FLEX

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective February 17, 2009, a number of changes will be made to the living benefits and the Funds currently available under the above-cited Prospectuses.  All capitalized terms used in this Supplement have the same meaning as defined in the Prospectuses, except as specifically noted herein.

CHANGES TO AVAILABLE LIVING BENEFITS

The following living benefits will not be available on Contracts purchased on or after February 17, 2009:

Secured Returns for Life Plus
Income ON Demand II (“IOD II”)
Income ON Demand II Plus (“IOD II Plus”)

Because Secured Returns for Life Plus will no longer be available for new Contracts, renewals of the AB Plan under Secured Returns for Life Plus will not be available. Upon the death of Participant under a Contract with Secured Returns for Life Plus, IOD II with single-life coverage, or IOD II Plus with single-life coverage, the surviving spouse may continue the Contract but will not be able to elect to participate in one of these three living benefits.

Beginning on February 17, 2009, neither “IOD II” nor “IOD II Plus” will be available for exchange as described under “Availability of Optional Living Benefits,” unless all of the following conditions are met:

•	You purchased the Contract on or after October 20, 2008, and before February 17, 2009, and have taken no withdrawals to date;
•
At issue, the living benefit you wanted to elect (i.e., IOD II or IOD II Plus) was not available for sale through the sales representative in the state of issue and the state in which you reside, and you elected the Income ON Demand living benefit (“IOD”) instead;

•
The living benefit you wanted to purchase (i.e., IOD II or IOD II Plus) became available for sale through the sales representative in the state of issue and the state in which you reside on a date after October 20, 2008, and before February 17, 2009 (the “Date of Availability”);

•	Within 60 days after the Date of Availability, you notified us in writing of your decision to exchange your IOD living benefit for either IOD II or IOD II Plus.

In addition, beginning on February 17, 2009, any exchanges into Income ON Demand II Escalator or Retirement Income Escalator II, as described under “Availability of Optional Living Benefits,” will be made into the revised versions of those living benefits, as described below.

CHANGES TO RETIREMENT INCOME ESCALATOR II

For Contracts purchased on or after February 17, 2009, the cost of the Retirement Income Escalator II living benefit (“RIE II”) will increase, on an annual basis, from 0.80% to 0.95% of the highest Withdrawal Benefit Base during the Account Year for single-life coverage and from 1.00% to 1.15% for joint-life coverage.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.2375% of your Withdrawal Benefit Base on the last valuation day of each Account Quarter, if you elected single-life coverage (0.2875% of your Withdrawal Benefit Base, if you elected joint-life coverage).

If you purchased your Contract prior to February 17, 2009, and are participating in RIE II, the cost of your benefit will not increase unless, at time of step-up, you consent in writing to accept the higher fee described above.  If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.

Also on February 17, 2009, the Lifetime Withdrawal Percentage rates will be revised for all Contracts purchased on or after that date.  For both single-life coverage and joint-life coverage, the new Lifetime Withdrawal Percentages will be:

Your Age on the Date of the First Withdrawal After Your RIE II Coverage Date*	Lifetime Withdrawal Percentage

59-64	4%
65-74	5%
75-79	6%
80 +	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described in the prospectus under “Joint-Life Coverage.”

The following corresponding changes will be made to various examples included in the Prospectuses to reflect the revised Lifetime Withdrawal Percentages:

●	Under “How RIE II Works,” all examples that assume you are age 60 when your Contract is issued are changed to assume you are age 65 when your Contract is issued and age 71 in Account Year 7.

●	Under “Step-Up Under RIE II,” all examples are revised to assume you are age 65 when you purchase a Contract, and the final paragraph under this sub-heading is replaced with the following:

All of the above examples assume that you are age 65 at issue, so your Lifetime Withdrawal Percentage is 5%.  Assume instead you are age 74 at issue and have attained age 75 on your first Account Anniversary.  Follow the first example where no withdrawals were taken and no additional Purchase Payments were made.  When your Withdrawal Benefit Base steps-up to $113,000, your new Lifetime Withdrawal Percentage is 6% since you had attained age 75 by your first Account Anniversary.  Your Annual Withdrawal Amount is now $6,780.

CHANGES TO INCOME ON DEMAND II ESCALATOR

For all Contracts purchased on or after February 17, 2009, the cost of the Income ON Demand II Escalator living benefit (“IOD II Escalator”) will increase from 0.80% to 0.95% of the highest Fee Base during the Account Year for single-life coverage and from 1.00% to 1.15% for joint-life coverage.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.2375% of your Fee Base on the last valuation day of each Account Quarter, if you elected single-life coverage (0.2875% of your Fee Base, if you elected joint-life coverage).

If you purchased your Contract prior to February 17, 2009, and are participating in IOD II Escalator, the cost of your benefit will not increase unless, at time of step-up, you consent in writing to accept the higher fee described above.  If you do not consent to the higher fee, the step-up will not be implemented and all subsequent step-ups will be suspended unless and until we receive your written consent to the higher fee.

Also on February 17, 2009, the Lifetime Income Percentage rates will be revised for all Contracts purchased on or after that date.  For both single-life coverage and joint-life coverage, the new Lifetime Income Percentages will be:

Your Age at the Beginning of Your Stored Income Period*	Lifetime Income Percentage

50-64*	4%
65-74	5%
75-79	6%
80 +	7%
*If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described in the prospectus under “Joint-Life Coverage.”

The following corresponding changes will be made to various examples included in the Prospectuses to reflect the revised Lifetime Income Percentages:

●
Under “How IOD II Escalator Works” and “Cost of IOD II Escalator,” all examples that assume you are age 60 when your Contract is issued are changed to assume you are age 65 when your Contract is issued.

●	Under “Step-Up Under IOD II Escalator,” all examples are revised to assume you are age 65 when you purchase a Contract, and the final paragraph under this sub-heading is replaced with the following:

All of the above examples assume that you are age 65 at issue, so your Lifetime Income Percentage is 5%.  Assume instead you are age 74 at issue and have attained age 75 on your first Account Anniversary.  Follow the first example where no withdrawals were taken and no additional Purchase Payments were made.  When your Income Benefit Base steps-up to $108,000, your new Lifetime Income Percentage is 6% since you are now age 70.  Your Annual Income Amount is now $6,480, and your Stored Income Balance becomes $11,480.

CHANGES TO RETIREMENT ASSET PROTECTOR

On February 17, 2009, the cost of the Retirement Asset Protector living benefit (“RAP”) will increase from 0.35% to 0.75% of the highest Retirement Asset Protector Benefit Base during the Account Year.  The fee will be taken as a specific deduction from your Account Value on the last day of each Account Quarter and will be equal to 0.1875% of your Retirement Asset Protector Base on the last valuation day of each Account Quarter.

In addition, several corresponding changes will be made to various examples included in the Prospectuses to reflect the revised formula for determining the cost of RAP.

The fourth and fifth bullets of the example under “How Retirement Asset Protector Works” are replaced in their entirety with:

●
Assume that, because of poor investment performance, your Account Value on January 2, 2017 is $135,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $15,000 ($150,000 - $135,000).  The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of the Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Inception Date ($150,000 x 40 ) times one quarter of the annual  Retirement Asset Protector Fee (0.75% ÷ 4).  In this case, the total amount of rider fees paid is $11,250. Therefore, we will credit $15,000 to your Account Value.

●
Assume instead that, because of better investment performance, your Account Value on January 2, 2017 is $155,000.  Because your Account Value is greater than your Retirement Asset Protector Benefit Base, your Account Value will be credited with the total amount of Retirement Asset Protector Fees paid.  In this case, the amount will be $11,250.

The last bullet of the example under "Withdrawals Under Retirement Asset Protector,” the Retirement Asset Protector Fee is 0.75% and the total amount of rider fees paid is $6,570.

Under “Step-Up Under Retirement Asset Protector,” the last bullet of the example is replaced in its entirety with:

●
Assume that your Account Value on January 2, 2018 is $108,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $10,000 ($118,000 - $108,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 4) + ($118,000 x 40)] times one quarter of your annual Retirement Asset Protector Fee (0.75% ÷ 4). In this case, the total amount of rider fees paid is $9,600. Therefore, we will credit $10,000 to your Account Value.

CHANGES TO AVAILABLE FUNDS

On February 17, 2009, the following Fund changes will be made:

●	The Franklin Templeton VIP Founding Funds Allocation Fund will not be available for investment to Contracts purchased on or after February 17, 2009.

●
The 90/10 Masters Model will not be available to Contracts purchased on or after February 17, 2009. If you are invested in the 90/10 Model prior to February 17, 2009, your Account Value will remain invested in that Model and you can continue to make additional Purchase Payments into that Model without canceling your participation in any living benefit.

●
The 80/20 Masters Model will be added as a Designated Fund under the Asset Allocation category. The 80/20 Master Model will not be available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005, and April 20, 2007.

Also on February 17, 2009, the allocation percentage limits for asset classes within the Build Your Portfolio model will be revised.  For all Contracts purchased on or after that date, the allocation percentage limits will be as follows:

Asset Classes	Allocation Percentage Limits

Fixed Income Funds	30% - 80%
Asset Allocation Funds	0% - 70%
Core Equity Funds	0% - 70%
Growth Equity Funds	0% - 30%
Specialty Funds	0% - 10%

For Contracts purchased prior to February 17, 2009, the allocation percentage limits available at issue continue to be applicable.  If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.